PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	2013	2014
	RMB	RMB
Land and building	526,294	526,294
Leasehold improvements	19,902	25,487
Electronic equipment	110,863	120,039
Furniture and fixtures	10,376	11,891
Motor vehicles	6,880	6,669
Other assets	13,928	27,500
Less: Accumulated depreciation	(168,966)	(198,322)
Net book value	519,277	519,558